Document And Entity Information	Jul. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	Picard Medical, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 02, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-42801
Entity, Tax Identification Number	86-3212894
Entity, Address, Address Line One	1992 E Silverlake
Entity, Address, City or Town	Tucson
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85713
City Area Code	520
Local Phone Number	545-1234
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PMI
Security Exchange Name	NYSE
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002030617